Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Stockholders Equity
As of December 31, 2014, the following shares of the Company were outstanding:

Shares:	Number Outstanding	Shareholder(s)
Class A common stock	42,217,984	*
Class B common stock	64,526,654	SunEdison
Class B1 common stock	5,840,000	Riverstone
Total Shares	112,584,638